RELATED PARTY TRANSACTIONS (Details) - Disclosure of balances and transactions between members of the Lloyds Bank Group - Balances and transactions between members of the Lloyds Bank Group [member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Assets, included within:
Derivative financial instruments	£ 7,385	£ 7,851
Financial assets at fair value through profit or loss	8	603
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	152,592	160,108
Available-for-sale financial assets		2,051
	159,985	170,613
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	71,696	102,085
Financial liabilities at fair value through profit or loss	142	221
Derivative financial instruments	6,335	7,528
Debt securities in issue	124	106
Subordinated liabilities	58	53
	£ 78,355	£ 109,993